Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net earnings	$ 18,420	$ 24,544
Items that may be reclassified subsequently to Consolidated Statements of Earnings
Change in unrealized earnings (loss) on foreign currency translation (net of tax of $nil)	28,902	(13,521)
Fair value changes on cash flow hedge (net of tax of $nil)	(24,251)	0
Fair value changes on cost of hedging reserve (net of tax of $853)	2,428	0
Other comprehensive earnings (loss)	7,079	(13,521)
Comprehensive earnings	$ 25,499	$ 11,023